INTERESTS IN OTHER ENTITIES	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
INTERESTS IN OTHER ENTITIES	18. INTERESTS IN OTHER ENTITIES

		Group
	2025	2024
	£m	£m
Subsidiaries	—	—
Joint Ventures	293	289
	293	289
The Santander UK group consists of a parent company, Santander UK plc, incorporated and domiciled in the UK and a number of subsidiaries and joint ventures held directly and indirectly by it.
a) Interests in subsidiaries
The Company holds directly or indirectly 100% of the issued ordinary share capital of its principal subsidiaries. All companies operate principally in their country of incorporation or registration.
Interests in consolidated structured entities
Structured entities are formed by Santander UK to accomplish specific and well-defined objectives. Santander UK consolidated these structured entities when the substance of the relationship indicates control, as described in Note 1. In addition to the structured entities disclosed in Note 14 which are used for securitisation and covered bond programmes, the only other structured entities consolidated by Santander UK are described below. All the external assets and liabilities in these entities are included in the financial statements and in relevant Notes. Other than as set out below, no significant judgements were required with respect to control or significant influence.
b) Interests in joint ventures
Santander UK does not have any individually material interests in joint ventures. In 2025, Santander UK’s share in the profit after tax of its joint ventures was £4m
(2024: £45m) before elimination of transactions between Santander UK and the joint ventures. At 31 December 2025, the carrying amount of Santander UK’s interest was £293m (2024: £289m). At 31 December 2025 and 2024, the joint ventures had no commitments and contingent liabilities.
c) Interests in unconsolidated structured entities
Structured entities sponsored by the Santander UK group
Santander UK has interests in structured entities which it sponsors but does not control. Santander UK considers itself a sponsor of a structured entity when it facilitates the establishment of the structured entity. Other than as set out below, no significant judgements were required with respect to control or significant influence. The structured entities sponsored but not consolidated by Santander UK are as follows:
i) Santander (UK) Common Investment Fund (the Fund)
The Fund is a common investment fund that was established to hold the assets of the Santander (UK) Group Pension Scheme. The Fund is not consolidated by
Santander UK, but its assets of £7,431m (2024: £7,591m) are accounted for as part of the defined benefit assets and obligations recognised on Santander UK’s balance sheet. For more on the Fund, see Note 28. As the Fund holds the assets of the pension scheme, it is outside the scope of IFRS 10. Santander UK’s maximum exposure to loss is the carrying amount of the assets held.
ii) Credit protection entities
Santander UK has established four (2024: five) unconsolidated credit protection entities, which are Designated Activity Companies limited by shares, incorporated in Ireland. Each entity has issued a series of credit linked notes varying in seniority which reference portfolios of Santander UK group loans. Concurrently, these entities sell credit protection to Santander UK in respect of the referenced loans and, in return for a fee, are liable to make protection payments to Santander UK upon the occurrence of a credit event in relation to any of the referenced loans.
Credit linked notes, which amounted to £175m (2024: £226m), are all held by third party investors. Funds raised by the sale of the credit linked notes are deposited with Santander UK as collateral for the credit protection.
Deposits and associated guarantees in respect of the credit linked notes are included in ‘Deposits by customers’ (see Note 22).
The entities are not consolidated by Santander UK because the third-party investors have the exposure, or rights, to all of the variability of returns from the performance of the entities. No assets are transferred to, or income received from, these entities. Since the credit linked notes are fully cash collateralised,
Santander UK’s maximum exposure to loss is equal to any unamortised fees paid to the entities in connection with the credit protection outlined above.